Note D - Loans and Allowance for Loan Losses - Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans past due	$ 17,076	$ 13,013
Loans, current	717,825	572,739
Loans	734,901	585,752
Residential Portfolio Segment [Member]
Loans past due	6,882	5,756
Loans, current	279,140	218,119
Loans	286,022	223,875
Commercial Real Estate Portfolio Segment [Member]
Loans	214,007	169,312
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due	1,825	545
Loans, current	75,780	72,913
Loans	77,605	73,458
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due	2,785	3,106
Loans, current	87,747	68,896
Loans	90,532	72,002
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due	300	771
Loans, current	45,570	23,081
Loans	45,870	23,852
Commercial and Industrial Portfolio Segment [Member]
Loans past due	2,566	1,196
Loans, current	98,023	80,740
Loans	100,589	81,936
Consumer Portfolio Segment [Member]
Loans	134,283	110,629
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	1,438	960
Loans, current	58,334	43,606
Loans	59,772	44,566
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due	394	151
Loans, current	20,467	20,690
Loans	20,861	20,841
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	886	528
Loans, current	52,764	44,694
Loans	53,650	45,222
Financing Receivables, 30 to 59 Days Past Due [Member]
Loans past due	7,597	3,993
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	3,728	2,564
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due	134	141
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due	261	35
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due	66
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans past due	1,283	31
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	1,091	727
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due	349	75
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	685	420
Financing Receivables, 60 to 89 Days Past Due [Member]
Loans past due	2,293	2,242
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	953	1,484
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due	366	33
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due	18	334
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due	52	2
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans past due	483	88
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	221	197
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due	45
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	155	104
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans past due	7,186	6,778
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	2,201	1,708
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due	1,325	371
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due	2,506	2,737
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due	182	769
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans past due	800	1,077
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	126	36
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due		76
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	$ 46	$ 4